Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 99.5%
Aerospace & Defense – 0.8%
L3Harris Technologies Inc	1,740	$295,522
Northrop Grumman Corp	25,491	8,042,156
		8,337,678
Air Freight & Logistics – 1.9%
CH Robinson Worldwide Inc	116,900	11,946,011
Expeditors International of Washington Inc	16,364	1,481,269
United Parcel Service Inc	31,553	5,257,676
		18,684,956
Banks – 0.3%
First Republic Bank/CA	16,423	1,791,092
M&T Bank Corp	13,068	1,203,432
		2,994,524
Beverages – 1.6%
Coca-Cola Co	3,571	176,300
Monster Beverage Corp*	5,322	426,824
PepsiCo Inc	106,400	14,747,040
		15,350,164
Biotechnology – 5.5%
AbbVie Inc	66,476	5,822,633
Alexion Pharmaceuticals Inc*	29,539	3,380,148
Amgen Inc	42,185	10,721,740
Biogen Inc*	15,597	4,424,557
Gilead Sciences Inc	68,726	4,342,796
Incyte Corp*	16,942	1,520,375
Regeneron Pharmaceuticals Inc*	29,839	16,703,275
Vertex Pharmaceuticals Inc*	25,947	7,060,698
		53,976,222
Capital Markets – 3.9%
Cboe Global Markets Inc	44,968	3,945,492
Charles Schwab Corp	63,830	2,312,561
CME Group Inc	107,000	17,902,170
Intercontinental Exchange Inc	138,510	13,857,926
MarketAxess Holdings Inc	1,695	816,295
		38,834,444
Chemicals – 0.5%
Corteva Inc	37,403	1,077,580
International Flavors & Fragrances Inc	28,662	3,509,662
Linde PLC	161	38,339
		4,625,581
Commercial Services & Supplies – 1.9%
Copart Inc*	8,033	844,750
Republic Services Inc	142,000	13,255,700
Rollins Inc	61,220	3,317,512
Waste Management Inc	10,087	1,141,546
		18,559,508
Communications Equipment – 0.5%
Cisco Systems Inc	19,066	751,010
F5 Networks Inc*	31,718	3,894,019
Juniper Networks Inc	20,764	446,426
		5,091,455
Containers & Packaging – 0.6%
Packaging Corp of America	49,878	5,439,196
Diversified Financial Services – 0.2%
Berkshire Hathaway Inc*	7,866	1,674,986
Diversified Telecommunication Services – 2.1%
AT&T Inc	390,291	11,127,196
Verizon Communications Inc	158,630	9,436,899
		20,564,095
Electric Utilities – 7.6%
American Electric Power Co Inc	8,332	680,974
Duke Energy Corp	146,030	12,932,417
FirstEnergy Corp	9,317	267,491
NextEra Energy Inc	9,208	2,555,772
Southern Co	886,555	48,069,012
Xcel Energy Inc	160,200	11,055,402
		75,561,068
Electronic Equipment, Instruments & Components – 0.2%
Keysight Technologies Inc*	15,991	1,579,591

Shares or Principal Amounts		Value
Common Stocks– (continued)
Entertainment – 5.7%
Activision Blizzard Inc	182,025	$14,734,924
Electronic Arts Inc*	95,057	12,396,383
Netflix Inc*	30,948	15,474,928
Take-Two Interactive Software Inc*	74,785	12,355,978
Walt Disney Co	11,958	1,483,749
		56,445,962
Equity Real Estate Investment Trusts (REITs) – 4.5%
American Tower Corp	26,399	6,381,430
Crown Castle International Corp	6,304	1,049,616
Digital Realty Trust Inc	66,033	9,691,003
Equinix Inc	4,277	3,251,076
Extra Space Storage Inc	100,072	10,706,703
Public Storage	58,187	12,959,409
SBA Communications Corp	1,648	524,855
		44,564,092
Food & Staples Retailing – 5.0%
Costco Wholesale Corp	10,893	3,867,015
Kroger Co	285,635	9,685,883
Walgreens Boots Alliance Inc	12,838	461,141
Walmart Inc	252,912	35,384,918
		49,398,957
Food Products – 9.2%
Archer-Daniels-Midland Co	3,220	149,698
Campbell Soup Co	29,127	1,408,873
General Mills Inc	458,984	28,310,133
Hershey Co	145,700	20,884,638
Hormel Foods Corp	236,484	11,561,703
JM Smucker Co	29,900	3,454,048
Kellogg Co	371,800	24,014,562
McCormick & Co Inc/MD	5,475	1,062,698
Mondelez International Inc	2,341	134,490
		90,980,843
Gas Utilities – 0%
Atmos Energy Corp	4,200	401,478
Health Care Equipment & Supplies – 0.4%
Abbott Laboratories	4,134	449,903
Baxter International Inc	12,000	965,040
Becton Dickinson and Co	4,647	1,081,264
Danaher Corp	5,393	1,161,275
Edwards Lifesciences Corp*	4,167	332,610
		3,990,092
Health Care Providers & Services – 0.5%
AmerisourceBergen Corp	41,401	4,012,585
CVS Health Corp	5,815	339,596
DaVita Inc*,#	4,710	403,412
McKesson Corp	2,434	362,496
		5,118,089
Hotels, Restaurants & Leisure – 2.9%
Domino's Pizza Inc	6,416	2,728,597
McDonald's Corp	115,817	25,420,673
		28,149,270
Household Durables – 0.3%
Garmin Ltd	28,800	2,731,968
Household Products – 10.9%
Church & Dwight Co Inc	16,231	1,521,007
Clorox Co	73,060	15,355,020
Colgate-Palmolive Co	133,782	10,321,281
Kimberly-Clark Corp	168,812	24,926,780
Procter & Gamble Co	401,085	55,746,804
		107,870,892
Industrial Conglomerates – 0.1%
3M Co	3,469	555,664
Information Technology Services – 0.9%
Broadridge Financial Solutions Inc	4,627	610,764
Jack Henry & Associates Inc	2,576	418,832
VeriSign Inc*	4,585	939,237
Western Union Co	329,456	7,060,242
		9,029,075
Insurance – 1.3%
Arthur J Gallagher & Co	4,249	448,609
Everest Re Group Ltd	45,154	8,919,721
Progressive Corp	39,623	3,751,109
		13,119,439

Shares or Principal Amounts		Value
Common Stocks– (continued)
Interactive Media & Services – 0.7%
Alphabet Inc - Class A*	2,915	$4,272,224
Alphabet Inc - Class C*	1,345	1,976,612
Facebook Inc*	3,357	879,198
		7,128,034
Internet & Direct Marketing Retail – 0.6%
Amazon.com Inc*	1,851	5,828,299
Life Sciences Tools & Services – 0.3%
Bio-Rad Laboratories Inc*	1,681	866,488
Waters Corp*	8,725	1,707,308
		2,573,796
Machinery – 0.1%
PACCAR Inc	12,652	1,078,963
Media – 0.4%
Charter Communications Inc*	44	27,471
Comcast Corp	16,649	770,183
Fox Corp - Class A	73,729	2,051,878
Fox Corp - Class B	11,968	334,745
Omnicom Group Inc	20,967	1,037,867
		4,222,144
Metals & Mining – 2.7%
Newmont Goldcorp Corp	424,436	26,930,464
Multiline Retail – 2.1%
Dollar General Corp	13,800	2,892,756
Dollar Tree Inc*	20,744	1,894,757
Target Corp	101,000	15,899,420
		20,686,933
Multi-Utilities – 5.1%
Ameren Corp	7,256	573,804
CMS Energy Corp	27,349	1,679,502
Consolidated Edison Inc	449,513	34,972,111
Dominion Energy Inc	106,303	8,390,496
WEC Energy Group Inc	52,749	5,111,378
		50,727,291
Oil, Gas & Consumable Fuels – 0.2%
Cabot Oil & Gas Corp	117,612	2,041,744
Pharmaceuticals – 6.3%
Bristol-Myers Squibb Co	151,727	9,147,621
Eli Lilly & Co	52,690	7,799,174
Johnson & Johnson	237,119	35,302,277
Merck & Co Inc	47,852	3,969,323
Mylan NV*	168,591	2,500,205
Pfizer Inc	88,134	3,234,518
		61,953,118
Professional Services – 0.1%
Verisk Analytics Inc	7,036	1,303,841
Road & Rail – 0.4%
JB Hunt Transport Services Inc	18,600	2,350,668
Old Dominion Freight Line Inc	8,042	1,454,959
		3,805,627
Semiconductor & Semiconductor Equipment – 2.8%
Qorvo Inc*	113,378	14,626,896
Texas Instruments Inc	13,422	1,916,527
Xilinx Inc	110,641	11,533,218
		28,076,641
Software – 2.6%
Adobe Inc*	2,835	1,390,369
Citrix Systems Inc	85,138	11,724,354
Fortinet Inc*	21,839	2,572,853
Microsoft Corp	29,096	6,119,762
NortonLifeLock Inc	56,939	1,186,609
Oracle Corp	9,444	563,807
salesforce.com Inc*	8,130	2,043,232
ServiceNow Inc*	845	409,825
		26,010,811
Specialty Retail – 2.3%
AutoZone Inc*	13,983	16,466,940
Tiffany & Co	54,151	6,273,393
Tractor Supply Co	3,141	450,231
		23,190,564
Technology Hardware, Storage & Peripherals – 1.4%
Apple Inc	116,956	13,544,674
Tobacco – 1.6%
Altria Group Inc	389,700	15,058,008

Shares or Principal Amounts		Value
Common Stocks– (continued)
Tobacco– (continued)
Philip Morris International Inc	4,713	$353,428
		15,411,436
Trading Companies & Distributors – 0.2%
Fastenal Co	42,447	1,913,935
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	24,393	2,789,584
Total Common Stocks (cost $752,357,975)		982,847,188
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $5,119,574)	5,119,141	5,119,653
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	243,002	243,002
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$60,750	60,750
Total Investments Purchased with Cash Collateral from Securities Lending (cost $303,752)		303,752
Total Investments (total cost $757,781,301) – 100.0%		988,270,593
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(133,913)
Net Assets – 100%		$988,136,680

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$988,232,254	100.0%
United Kingdom	38,339	0.0

Total	$988,270,593	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$44,245	$(381)	$378	$5,119,653
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	6,443∆	-	-	243,002
Total Affiliated Investments - 0.5%	$50,688	$(381)	$378	$5,362,655

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	11,943,076	93,614,211	(100,437,631)	5,119,653
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	39,626,474	(39,383,472)	243,002

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$982,847,188	$-	$-
Investment Companies	-	5,119,653	-
Investments Purchased with Cash Collateral from Securities Lending	-	303,752	-
Total Assets	$982,847,188	$5,423,405	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.